Income Taxes - Components of Income (Loss) before Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 PRC (excluding HK SAR and Macau) [Member] CNY	Dec. 31, 2012 PRC (excluding HK SAR and Macau) [Member] CNY	Dec. 31, 2011 PRC (excluding HK SAR and Macau) [Member] CNY	Dec. 31, 2013 Cayman Islands and BVI [Member] CNY	Dec. 31, 2012 Cayman Islands and BVI [Member] CNY	Dec. 31, 2011 Cayman Islands and BVI [Member] CNY	Dec. 31, 2013 HKSAR [Member] CNY	Dec. 31, 2012 HKSAR [Member] CNY	Dec. 31, 2011 HKSAR [Member] CNY	Dec. 31, 2013 United States [Member] CNY
Schedule Of Income Tax Expense [Line Items]
Income (loss) before income taxes	$ 14,893,054	90,158,079	8,264,463	(42,776,042)	112,936,180	8,760,488	(39,020,973)	(20,986,291)	(481,547)	(3,239,140)	(615,633)	(14,478)	(515,929)	(1,176,177)